Annual Fund Operating Expenses	Sep. 26, 2025
NORTH SQUARE DYNAMIC SMALL CAP FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2029
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	1.24%	[1]
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
NORTH SQUARE KENNEDY MICROCAP FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.73%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.34%	[3]
Fee Waiver or Reimbursement	(0.61%)
Net Expenses (as a percentage of Assets)	1.73%	[4]
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.73%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.09%	[3]
Fee Waiver or Reimbursement	(0.61%)
Net Expenses (as a percentage of Assets)	1.48%	[4]
NORTH SQUARE SELECT SMALL CAP FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE SELECT SMALL CAP FUND | NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.94%	[5]
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.30%	[7]
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.05%	[7]
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND | NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.98%	[8]
NORTH SQUARE CORE PLUS BOND FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE CORE PLUS BOND FUND | NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%	[9]
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.94%
Other Expenses (as a percentage of Assets):	1.09%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.88%)
Net Expenses (as a percentage of Assets)	0.59%	[10]
NORTH SQUARE MCKEE BOND FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.28%	[11]
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.47%	[11]
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2029
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.97%	[12]
NORTH SQUARE STRATEGIC INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[13]
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.93%	[14]
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[13]
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.68%	[14]
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[15]
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.58%	[16]
Expenses (as a percentage of Assets)	1.58%	[17]
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[15]
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.58%	[16]
Expenses (as a percentage of Assets)	1.33%	[17]
NORTH SQUARE SPECTRUM ALPHA FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[18]
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	1.01%	[19]
Expenses (as a percentage of Assets)	1.98%	[20]
Fee Waiver or Reimbursement	0.33%
Net Expenses (as a percentage of Assets)	2.31%	[21]
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[18]
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.40%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	1.01%	[19]
Expenses (as a percentage of Assets)	1.76%	[20]
Fee Waiver or Reimbursement	0.30%
Net Expenses (as a percentage of Assets)	2.06%	[21]
NORTH SQUARE TACTICAL DEFENSIVE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.08%	[22]
Expenses (as a percentage of Assets)	2.07%	[23]
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	2.03%	[24]
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	1.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.08%	[22]
Expenses (as a percentage of Assets)	2.87%	[23]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	2.78%	[24]
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.08%	[22]
Expenses (as a percentage of Assets)	1.87%	[23]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.78%	[24]
NORTH SQUARE TACTICAL GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.14%	[25]
Expenses (as a percentage of Assets)	1.71%	[26]
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.69%	[27]
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution or Similar (Non 12b-1) Fees	1.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.14%	[25]
Expenses (as a percentage of Assets)	2.46%	[26]
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	2.44%	[27]
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.06%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.08%
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.14%	[25]
Expenses (as a percentage of Assets)	1.47%	[26]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.44%	[27]
NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF | NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[28]
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%

[1]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[2]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[3]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.72% and 1.47% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[5]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.94% for Class I shares. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[6]	“Other Expenses” are estimated for the current fiscal year.
[7]	Total Annual Fund Operating Expenses have been restated to reflect current contractual expense caps.
[8]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.97%. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[9]	Restated to reflect current fees.
[10]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.58% of the average daily net assets of the Fund’s Class I shares (“Expense Limitation Agreement”). The Expense Limitation Agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[11]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.28% and 0.47% for Class R6 and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[12]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.97% of the average daily net assets of Class I shares of the Fund, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. During the fiscal year ended May 31, 2025, the Adviser recouped previous fee reductions of $25,492 from the Fund’s Class I shares.
[13]	Restated to reflect current fees.
[14]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. Prior to January 1, 2025, the Fund’s contractual expense limitations were 1.15% and 0.90% for the Class A shares and Class I shares, respectively.
[15]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, does not receive management fees for Fund assets invested in other series of the Trust advised by North Square (“affiliated investment companies”). North Square receives management fees of 0.50% for Fund assets invested in non-affiliated investment companies. As of the date of this prospectus, North Square expects a majority of the Fund’s assets to be invested in affiliated investment companies.
[16]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[17]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[18]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, does not receive management fees for Fund assets invested in other series of the Trust advised by North Square (“affiliated investment companies”). North Square receives management fees of 0.20% for Fund assets invested in non-affiliated investment companies. As of the date of this prospectus, North Square expects substantially all of the Fund’s assets to be invested in affiliated investment companies.
[19]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[20]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[21]	The Adviser has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. During the fiscal year ended May 31, 2025, the Adviser recouped previous fee reductions of $159,659 and $92,112 from the Fund’s Class A and Class I shares, respectively.
[22]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[23]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[24]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed 1.70%, 1.70% and 1.70% of the average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (“Expense Limitation Agreement”). The Expense Limitation Agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[25]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds.
[26]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[27]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.30%, 1.30% and 1.30% of the average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (“Expense Limitation Agreement”). The Expense Limitation Agreement is in effect until September 30, 2026, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[28]	The Fund’s adviser provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto, in return for a “unitary fee.”